Other Liabilities, Provisions and Commitments - Summary of Provisions and Other Non-current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
Provisions	$ 3,887	$ 4,150
Taxes payable	38	53
Other	2,015	2,007
Total	$ 5,940	$ 6,210